UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, May 12, 2010

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $480,045


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    26309   627145 SH       Sole                   612370             14775
AMER EXPRESS                   COM              025816109    26464   641400 SH       Sole                   621950             19450
ANSYS INC                      COM              03662Q105     8864   205250 SH       Sole                   204650               600
APOLLO GROUP                   COM              037604105     7453   121600 SH       Sole                   117225              4375
BANK OF AMERICA                COM              060505104     5009   280601 SH       Sole                   272267              8334
BERKSHIRE HATH A               COM              084670108      244        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    64737   796572 SH       Sole                   774772             21800
CATHAY GENERAL                 COM              149150104     1640   141175 SH       Sole                   141175
CENTER FINL CORP               COM              15146E102      711   146566 SH       Sole                   146566
CHUBB CORP                     COM              171232101     2592    50000 SH       Sole                    50000
CINTAS CORP                    COM              172908105     4636   165000 SH       Sole                   165000
COCA COLA                      COM              191216100    25465   462995 SH       Sole                   452795             10200
CONOCOPHILLIPS                 COM              20825c104    17654   345010 SH       Sole                   338010              7000
CORINTHIAN COLL                COM              218868107     9222   524275 SH       Sole                   507900             16375
DELL INC                       COM              24702R101    11674   777200 SH       Sole                   753600             23600
DRESSER-RAND GRP               COM              261608103     3927   125000 SH       Sole                   125000
DUCKWALL-ALCO                  COM              264142100     2391   165000 SH       Sole                   165000
EASTERN INSUR                  COM              276534104     1745   172100 SH       Sole                   172100
EDUCATION MGMT                 COM              28140m103      639    29200 SH       Sole                    29200
EQUITY LIFESTYLE               COM              29472R108     1616    30000 SH       Sole                    30000
FLUOR CORP                     COM              343412102     4651   100000 SH       Sole                   100000
GARTNER INC                    COM              366651107    24811  1115600 SH       Sole                  1078025             37575
GENERAL ELECTRIC               COM              369604103    20945  1150811 SH       Sole                  1120711             30100
GP STRATEGIES                  COM              36225V104     2864   342600 SH       Sole                   342600
HAMPDEN BANCRP                 COM              40867E107     1254   125700 SH       Sole                   125700
ITT EDUCATNL SVC               COM              45068B109     5624    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    20083   308028 SH       Sole                   297640             10388
KRAFT FOODS                    COM              50075N104    14102   466350 SH       Sole                   456300             10050
LANCASTR COLONY                COM              513847103     4717    80000 SH       Sole                    80000
LOEWS CORP                     COM              540424108     2796    75000 SH       Sole                    75000
MARINE PRODUCTS                COM              568427108     2282   380300 SH       Sole                   380300
MERCURY GENL                   COM              589400100    11633   266070 SH       Sole                   257395              8675
MICROSOFT                      COM              594918104     7058   241000 SH       Sole                   241000
MORNINGSTAR                    COM              617700109     3607    75000 SH       Sole                    75000
NATIONWIDE HLTH                COM              638620104     1160    33000 SH       Sole                    33000
OMEGA FLEX                     COM              682095104     5195   494764 SH       Sole                   470839             23925
PACCAR INC                     COM              693718108     3424    79000 SH       Sole                    79000
PATTERSON COS                  COM              703395103    12315   396605 SH       Sole                   383430             13175
PHH CORP                       COM              693320202     1783    75668 SH       Sole                    73725              1943
PLUM CREEK TMBR                COM              729251108     1556    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    12233   193345 SH       Sole                   189045              4300
RANGE RESOURCES                COM              75281A109     1172    25000 SH       Sole                    25000
ROFIN-SINAR TECH               COM              775043102     2757   121900 SH       Sole                   121900
SOWESTERN ENRGY                COM              845467109    11115   272965 SH       Sole                   265065              7900
STRYKER CORP                   COM              863667101     4303    75200 SH       Sole                    75200
TERADATA CORP                  COM              88076w103     5489   190000 SH       Sole                   190000
THOR INDUSTRIES                COM              885160101     3353   111000 SH       Sole                   111000
ULTRA PETROLEUM                COM              903914109     1166    25000 SH       Sole                    25000
US BANCORP                     COM              902973304     8952   345900 SH       Sole                   332900             13000
VARIAN MEDICAL                 COM              92220p105     4150    75000 SH       Sole                    75000
VORNADO REALTY                 COM              929042109      739     9764 SH       Sole                     9764
WASHINGTON POST                COM              939640108    12091    27221 SH       Sole                    26388               833
WEIGHT WATCHERS                COM              948626106    10746   420905 SH       Sole                   410130             10775
WELLS FARGO                    COM              949746101    26925   865215 SH       Sole                   841523             23692